Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021
Trajan Wealth Income Opportunities ETF
Account Value [Line Items]
Account Value	$ 10,830	$ 9,302	$ 8,910	$ 10,339	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,769	8,756	8,700	10,187	10,000
S&P Preferred Stock Index
Account Value [Line Items]
Account Value	10,779	9,066	8,759	10,459	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	15,306	11,226	9,230	10,920	10,000
25% S&P 500 Cap/50% Bloomberg U.S. Aggregate/25% S&P Preferred Stock
Account Value [Line Items]
Account Value	$ 9,724	$ 8,523	$ 8,388	$ 10,181	$ 10,000